SHORT TERM LOAN (Details Narrative) - Stardust Power Inc [Member] - USD ($)		1 Months Ended	3 Months Ended	10 Months Ended
	Nov. 19, 2023	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short term borrowings			$ 49,143	$ 72,967
Interest expense		$ 103	$ 1,289	7,828
Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short term borrowings	$ 80,800
Debt instrument, payment terms	The debt is payable in monthly installments of $ 8,389 per month for 10 months.
Monthly installments	$ 8,389
Debt instrument, interest rate	8.25%
Carrying amount	$ 72,967
Interest expense				$ 717